OPERATING PARTNERSHIP UNITS - Narrative (Q3) (Details)		3 Months Ended				9 Months Ended		12 Months Ended
	Jan. 25, 2021 $ / shares shares	Sep. 30, 2021 USD ($) $ / shares shares	Mar. 31, 2021	Sep. 30, 2020 USD ($)	Mar. 31, 2020 USD ($)	Sep. 30, 2021 USD ($) $ / shares shares	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 USD ($) $ / shares shares	Aug. 04, 2021 $ / shares	May 05, 2021 $ / shares	Feb. 01, 2021 shares	Jan. 27, 2021 $ / shares	May 20, 2020 $ / shares	Jan. 18, 2018 $ / shares
Business Acquisition [Line Items]
Net asset value (in usd per share) | $ / shares								$ 21.01	$ 30.48	$ 26.05	$ 24.61		$ 23.03	$ 21.01	$ 30.00
Class C
Business Acquisition [Line Items]
Conversion ratio						1			1
Class M OP Units
Business Acquisition [Line Items]
Other ownership interests, units issued (in shares)		65,794.95				65,794.95
Net asset value (in usd per share) | $ / shares		$ 45.48				$ 45.48		$ 35.02
Conversion ratio			1.6667		1	1.6667		1.6667
Class P OP Units
Business Acquisition [Line Items]
Other ownership interests, units issued (in shares)		56,029				56,029			56,029
Stock compensation expense | $		$ 88,783		$ 88,784		$ 266,350	$ 266,350	$ 355,133
Conversion ratio								1.6667
Class P OP Units | Messrs. Halfacre and Pacini
Business Acquisition [Line Items]
Other ownership interests, units issued (in shares)									29,711
Other ownership interests, capital account | $		$ 887,835				$ 887,835		$ 1,154,186	$ 1,509,319
Other ownership interests, amortization period						51 months		51 months
Class M OP Units and Class P OP Units | Operating Partnership
Business Acquisition [Line Items]
Noncontrolling interest (as a percent)									13.00%
Class R OP Units
Business Acquisition [Line Items]
Other ownership interests, units issued (in shares)		353,003				353,003
Other ownership interests, capital account | $		$ 5,421,040				$ 5,421,040
Stock compensation expense | $		$ 559,827				$ 1,573,991
Other ownership interests, units issued, period	3 years
Other ownership interests, diluted EPS threshold | $ / shares	$ 1.05
Other ownership interests, units outstanding (in shares)												360,000
Conversion ratio	1
Class R OP Units | Mr. Halfacre
Business Acquisition [Line Items]
Other ownership interests, units issued (in shares)	120,000
Other ownership interests, units issued, period	3 years
Other ownership interests, units outstanding (in shares)												210,667
Class R OP Units | Mr. Pacini
Business Acquisition [Line Items]
Other ownership interests, units issued, period	3 years
Other ownership interests, units outstanding (in shares)												33,333
Class R OP Units | Employees of Company
Business Acquisition [Line Items]
Other ownership interests, units issued (in shares)	348,000
Other ownership interests, units outstanding (in shares)												116,000
Class R OP Units, Future Compensation | Mr. Halfacre
Business Acquisition [Line Items]
Other ownership interests, units issued (in shares)	512,000
Class R OP Units, Future Compensation | Mr. Pacini
Business Acquisition [Line Items]
Other ownership interests, units issued (in shares)	100,000
BrixInvest
Business Acquisition [Line Items]
Contribution of Class M OP Units and Class P OP Units | $					$ 50,603,000				$ 50,603,000
BrixInvest | Class M OP Units
Business Acquisition [Line Items]
Other ownership interests, units issued (in shares)									657,949.5
BrixInvest | Class P OP Units
Business Acquisition [Line Items]
Other ownership interests, units issued (in shares)									26,318